Commitments and Contingencies Level 4 (Details) - Non-Environmental Liabilities - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Estimated Litigation Liability	$ 4	$ 12
Estimated Litigation Liability, Current	$ 3	$ 9